ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 2,990	£ 3,021
Gross assets charged as security for liabilities	37,123	33,905
Notes issued under securitisation and covered bond programmes retained internally	24,839	21,140
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	16,410	13,221
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	2,975	3,003
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,500	1,500
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	7,133	15,860
Collateral accepted as security for assets	1,298	1,171
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	2,122	1,787
Collateral accepted as security for assets	559	682
Fellow subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	15,243	16,987
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	2,474	2,472
Santander UK Plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 657	£ 1,184